Investments	12 Months Ended
Mar. 31, 2016
Investments

3. Investments

Available-for-sale and held-to-maturity securities

The amortized cost, gross unrealized gains and losses, and fair value of available-for-sale and held-to-maturity securities at March 31, 2015 and 2016 are as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
2015
Available-for-sale securities:
Debt securities:
Japanese government bonds	17,391,144	25,110	2,587	17,413,667
Japanese local government bonds	234,421	4,183	16	238,588
U.S. Treasury bonds and federal agency securities	116,408	1,259	454	117,213
Other foreign government bonds	961,684	4,437	237	965,884
Agency mortgage-backed securities (1)	806,877	17,280	2,427	821,730
Residential mortgage-backed securities	260,456	4,426	1,408	263,474
Commercial mortgage-backed securities	169,342	889	961	169,270
Japanese corporate bonds and other debt securities (2)	1,930,054	13,366	1,496	1,941,924
Foreign corporate bonds and other debt securities (3)	730,910	12,026	1,133	741,803
Equity securities (marketable)	1,697,628	2,700,714	1,185	4,397,157

Total	24,298,924	2,783,690	11,904	27,070,710

Held-to-maturity securities:
Debt securities:
Japanese government bonds	4,360,126	29,001	173	4,388,954
Agency mortgage-backed securities (4)	1,287,215	2,259	621	1,288,853

Total	5,647,341	31,260	794	5,677,807

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
2016
Available-for-sale securities:
Debt securities:
Japanese government bonds	15,672,171	91,420	1,015	15,762,576
Japanese local government bonds	234,587	6,097	3	240,681
U.S. Treasury bonds and federal agency securities	436,792	1,720	32	438,480
Other foreign government bonds	939,808	2,740	153	942,395
Agency mortgage-backed securities (1)	920,375	29,804	1,293	948,886
Residential mortgage-backed securities	206,882	4,254	878	210,258
Commercial mortgage-backed securities	186,525	788	523	186,790
Japanese corporate bonds and other debt securities (2)	2,079,599	15,688	420	2,094,867
Foreign corporate bonds and other debt securities (3)	839,981	8,744	1,421	847,304
Equity securities (marketable)	1,663,486	2,121,379	4,577	3,780,288

Total	23,180,206	2,282,634	10,315	25,452,525

Held-to-maturity securities:
Debt securities:
Japanese government bonds	3,760,032	56,620	—	3,816,652
Agency mortgage-backed securities (4)	1,058,929	3,894	6,266	1,056,557

Total	4,818,961	60,514	6,266	4,873,209

Notes:
(1)	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥87,327 million and ¥734,403 million, respectively, at March 31, 2015, and ¥168,604 million and ¥780,282 million, respectively, at March 31, 2016. U.S. agency securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
(2)	Other debt securities presented in the above table primarily consist of certificates of deposit (“CDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥165,602 million at March 31, 2015, and ¥158,446 million at March 31, 2016.
(3)	Other debt securities presented in the above table primarily consist of CDs, ABS, and collateralized loan obligations (“CLO”), of which the total fair values were ¥142,543 million at March 31, 2015, and ¥201,952 million at March 31, 2016.
(4)	All Agency mortgage-backed securities presented in the above table are Ginnie Mae securities.

Contractual maturities

The amortized cost and fair value of available-for-sale and held-to-maturity debt securities at March 31, 2016 by contractual maturity are shown in the table below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties. Securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

Amortized cost	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	2,431,841	11,699,544	1,540,786	—	15,672,171
Japanese local government bonds	20,033	95,266	118,603	685	234,587
U.S. Treasury bonds and federal agency securities	327,513	—	109,279	—	436,792
Other foreign government bonds	776,593	155,782	7,433	—	939,808
Agency mortgage-backed securities	—	—	—	920,375	920,375
Residential mortgage-backed securities	—	—	—	206,882	206,882
Commercial mortgage-backed securities	4,585	126,340	55,600	—	186,525
Japanese corporate bonds and other debt securities	378,794	1,213,539	344,576	142,690	2,079,599
Foreign corporate bonds and other debt securities	194,987	507,194	57,786	80,014	839,981

Total	4,134,346	13,797,665	2,234,063	1,350,646	21,516,720

Held-to-maturity securities:
Debt securities:
Japanese government bonds	700,001	2,580,182	479,849	—	3,760,032
Agency mortgage-backed securities	—	—	—	1,058,929	1,058,929

Total	700,001	2,580,182	479,849	1,058,929	4,818,961

Fair value	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	2,433,342	11,757,721	1,571,513	—	15,762,576
Japanese local government bonds	20,051	96,515	123,289	826	240,681
U.S. Treasury bonds and federal agency securities	327,482	—	110,998	—	438,480
Other foreign government bonds	777,144	157,516	7,735	—	942,395
Agency mortgage-backed securities	—	—	—	948,886	948,886
Residential mortgage-backed securities	—	—	—	210,258	210,258
Commercial mortgage-backed securities	4,591	126,265	55,934	—	186,790
Japanese corporate bonds and other debt securities	379,118	1,220,385	348,967	146,397	2,094,867
Foreign corporate bonds and other debt securities	195,753	513,856	57,798	79,897	847,304

Total	4,137,481	13,872,258	2,276,234	1,386,264	21,672,237

Held-to-maturity securities:
Debt securities:
Japanese government bonds	701,875	2,604,949	509,828	—	3,816,652
Agency mortgage-backed securities	—	—	—	1,056,557	1,056,557

Total	701,875	2,604,949	509,828	1,056,557	4,873,209

Other-than-temporary impairment

The MHFG Group performs periodic reviews to identify impaired securities in accordance with ASC 320, “Investments—Debt and Equity Securities” (“ASC 320”). For debt securities, in the cases where the MHFG Group has the intent to sell a debt security or more likely than not will be required to sell a debt security before the recovery of its amortized cost basis, the full amount of an other-than-temporary impairment loss is recognized immediately through earnings. In other cases, the MHFG Group evaluates expected cash flows to be received and determines if a credit loss exists, and if so, the amount of an other-than-temporary impairment related to the credit loss is recognized in earnings, while the remaining decline in fair value is recognized in other comprehensive income, net of applicable taxes. For equity securities, impairment is evaluated considering the length of time and extent to which the fair value has been below cost, the financial condition and near-term prospects of the issuers, as well as the MHFG Group’s ability and intent to hold these investments for a reasonable period of time sufficient for a forecasted recovery of fair value. If an equity security is deemed other-than-temporarily impaired, it shall be written down to fair value, with the full decline recognized in earnings.

The following table shows the other-than-temporary impairment on available-for-sale securities for the fiscal years ended March 31, 2014, 2015 and 2016. No impairment losses were recognized on held-to-maturity securities for the periods.

	2014	2015	2016
	(in millions of yen)
Available-for-sale securities:
Debt securities	1,151	450	4,020
Equity securities	4,193	618	34,041

Total	5,344	1,068	38,061

For the fiscal year ended March 31, 2016, the other-than-temporary impairment losses for debt securities were attributable to the decline in the fair value of certain Japanese corporate bonds that the MHFG Group determined that credit losses existed. In accordance with ASC 320-10-35-33A and ASC 320-10-35-34B, the other-than-temporary impairment of these securities was recognized in earnings. There has never been any instance related to credit losses recognized in earnings on debt securities where a portion of an other-than-temporary impairment was recognized in other comprehensive income.

The other-than-temporary impairment losses for equity securities were mainly attributable to the decline in the fair value of certain Japanese equity securities.

Continuous unrealized loss position

The following table shows the gross unrealized losses and fair value of available-for-sale and held-to-maturity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2015 and 2016:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
2015
Available-for-sale securities:
Debt securities:
Japanese government bonds	5,646,840	1,739	211,512	848	5,858,352	2,587
Japanese local government bonds	3,579	8	11,944	8	15,523	16
U.S. Treasury bonds and federal agency securities	45,858	454	—	—	45,858	454
Other foreign government bonds	127,535	204	10,421	33	137,956	237
Agency mortgage-backed securities (1)	7,968	47	86,973	2,380	94,941	2,427
Residential mortgage-backed securities	—	—	51,897	1,408	51,897	1,408
Commercial mortgage-backed securities	23,468	394	19,238	567	42,706	961
Japanese corporate bonds and other debt securities	270,877	478	54,615	1,018	325,492	1,496
Foreign corporate bonds and other debt securities	11,496	29	60,491	1,104	71,987	1,133
Equity securities (marketable)	11,325	1,156	150	29	11,475	1,185

Total	6,148,946	4,509	507,241	7,395	6,656,187	11,904

Held-to-maturity securities:
Debt securities:
Japanese government bonds	99,738	173	—	—	99,738	173
Agency mortgage-backed securities (2)	355,560	621	—	—	355,560	621

Total	455,298	794	—	—	455,298	794

2016
Available-for-sale securities:
Debt securities:
Japanese government bonds	1,531,400	692	74,427	323	1,605,827	1,015
Japanese local government bonds	3,434	3	—	—	3,434	3
U.S. Treasury bonds and federal agency securities	315,425	32	—	—	315,425	32
Other foreign government bonds	225,493	139	225	14	225,718	153
Agency mortgage-backed securities (1)	15,965	86	58,147	1,207	74,112	1,293
Residential mortgage-backed securities	2,417	3	39,984	875	42,401	878
Commercial mortgage-backed securities	40,471	300	22,465	223	62,936	523
Japanese corporate bonds and other debt securities	360,782	348	20,109	72	380,891	420
Foreign corporate bonds and other debt securities	186,478	972	22,090	449	208,568	1,421
Equity securities (marketable)	71,262	4,515	180	62	71,442	4,577

Total	2,753,127	7,090	237,627	3,225	2,990,754	10,315

Held-to-maturity securities:
Debt securities:
Agency mortgage-backed securities (2)	394,673	5,384	101,892	882	496,565	6,266

Total	394,673	5,384	101,892	882	496,565	6,266

Notes	:
(1)	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥86,973 million and ¥7,968 million, respectively, at March 31, 2015, and ¥69,805 million and ¥4,307 million, respectively, at March 31, 2016. U.S. agency securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
(2)	All Agency mortgage-backed securities presented in the above table are Ginnie Mae securities.

At March 31, 2016, the MHFG Group did not intend to sell the debt securities in an unrealized loss position and it was not more likely than not that the MHFG Group would be required to sell them before the recovery of their amortized cost bases. For Japanese government bonds, U.S. Treasury bonds and federal agency securities and Agency mortgage-backed securities, their entire amortized cost bases were expected to be recovered since the unrealized losses had not resulted from credit deterioration, but primarily from changes in interest rates. For the debt securities other than those described above, including Japanese corporate bonds with similar credit risks as the other-than-temporarily impaired securities, the MHFG Group determined that their entire amortized cost bases were expected to be recovered, after considering various factors such as the extent to which their fair values were below their amortized cost bases, the external and/or internal ratings and the present values of cash flows expected to be collected. Based on the evaluation above, the MHFG Group determined that the debt securities in an unrealized loss position were not considered other-than-temporarily impaired.

The equity securities in an unrealized loss position were determined not to be other-than-temporarily impaired based on the evaluation of the following factors: (1) the severity and duration of the impairments, (2) the financial condition and near-term prospects of the issuers, and (3) the MHFG Group’s ability and intent to hold these investments for a reasonable period of time sufficient for a forecasted recovery of fair value.

Realized gains and losses

The following table shows the realized gains and losses on sales of available-for-sale securities for the fiscal years ended March 31, 2014, 2015 and 2016. See “Consolidated Statements of Cash Flows for the fiscal years ended March 31, 2014, 2015 and 2016” for the proceeds from sales of investments, the vast majority of which consists of the proceeds from sales of available-for-sale securities.

	2014	2015	2016
	(in millions of yen)
Gross realized gains	231,955	220,250	297,344
Gross realized losses	(29,387)	(14,670)	(45,376)

Net realized gains (losses) on sales of available-for-sale securities	202,568	205,580	251,968

Other investments

The following table summarizes the composition of Other investments at March 31, 2015 and 2016:

	2015	2016
	(in millions of yen)
Equity method investments	194,188	258,180
Investments held by consolidated investment companies	53,061	42,045
Other equity interests	450,438	313,221

Total	697,687	613,446

Equity method investments

Investments in investees over which the MHFG Group has the ability to exert significant influence are accounted for using the equity method of accounting. Such investments included marketable equity securities with carrying values of ¥84,183 million and ¥124,830 million, at March 31, 2015 and 2016, respectively. The aggregate market values of these marketable equity securities were ¥121,198 million and ¥277,508 million, respectively.

The MHFG Group’s proportionate share of the total outstanding common shares in Orient Corporation as of March 31, 2016 was 49.0%.

Investments held by consolidated investment companies

The MHFG Group consolidates certain investment companies over which it has control through either ownership or other means. Investment companies are subject to specialized industry accounting which requires investments to be carried at fair value, with changes in fair value recorded in earnings. The MHFG Group maintains this specialized industry accounting for investments held by consolidated investment companies, which consist of marketable and non-marketable investments.

Other equity interests

Other equity interests primarily consist of non-marketable equity securities outside the scope of ASC 320, of which the fair values are not readily determinable, nor practicable to estimate. The MHFG Group has neither significant influence nor control over the investees. Each of these securities is stated at acquisition cost, with an other-than-temporary impairment, if any, included in earnings. The MHFG Group monitors the status of each investee, including its credit rating, to determine whether impairment losses should be recognized.